Consolidated Statements of Operations - Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations
Merchant banking products and services	$ 48,441	$ 101,013	$ 124,059
Interest	531	1,057	676
Dividends		0	168
Gain on securities, net	758	931	3,856
Other, including medical and real estate sectors	9,702	10,266	10,992
Revenue	$ 59,432	$ 113,267	$ 139,751